ORGANIZATION AND BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Infrequent Events

Infrequent Events

In September 2013, a fire occurred at our factory in Tunisia. As a result of the fire, certain inventory and fixed assets were destroyed and the leased facility became inoperable. Estimated losses of $5.0 million related to destroyed inventory and fixed assets, excess expenses incurred and building reconstruction costs were recorded for the year ended December 31, 2013. Additionally, we recorded $1.3 million in revenue from business interruption insurance proceeds for the year ended December 31, 2013. Final claims were settled against the policies in September 2014. As a result, estimated losses were adjusted to $3.3 million, and additional $2.3 million in revenue from business interruption insurance proceeds was recorded for the year ended December 31, 2014. The activity in the corresponding insurance receivable was follows (in thousands):

Year Ended December 31, 2014
Balance, beginning of period	$6,261
Change in estimated losses	(1,617)
Business interruption	2,274
Claim payments	(6,918)

Balance, end of period	$—

Segment Reporting

Segment Reporting

We market and distribute our products through four operating segments: Bracing and Vascular; Recovery Sciences; Surgical Implant; and International. Our Bracing and Vascular, Recovery Sciences, and Surgical Implant segments generate their revenues within the United States. Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy products and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, iontophoresis, home traction products, bone growth stimulation products and clinical physical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 15 for additional information about our reportable segments.

During the fourth quarter of 2015, we ceased manufacturing, selling and distributing products of our Empi business and the related insurance billing operations domestically. The Empi business primarily manufactured and sold transcutaneous electrical nerve stimulation (TENS) devices for pain relief, other electrotherapy and orthopedic products and the related supplies. Empi was facing a challenging regulatory and compliance environment, decreasing reimbursement rates and remained below the level needed to reach adequate profitability within an economically justified period of time. Empi was part of our Recovery Sciences operating segment. For financial statement purposes, the results of the Empi business are reported within discontinued operations.

Segment Reporting

We market and distribute our products through four operating segments: Bracing and Vascular; Recovery Sciences; Surgical Implant; and International. Our Bracing and Vascular, Recovery Sciences, and Surgical Implant segments generate their revenues within the United States. Our Bracing and Vascular segment offers rigid knee braces, orthopedic soft goods, cold therapy products, vascular systems, compression therapy products and therapeutic footwear for the diabetes care market. Our Recovery Sciences segment offers home electrotherapy, iontophoresis, home traction products, bone growth stimulation products and clinical physical therapy equipment. Our Surgical Implant segment offers a comprehensive suite of reconstructive joint products for the knee, hip and shoulder. Our International segment offers all of our products to customers outside the United States. See Note 18 for additional information about our reportable segments.

During the fourth quarter of 2015, we ceased manufacturing, selling and distributing products of our Empi business and the related insurance billing operations domestically. The Empi business primarily manufactured and sold TENS devices for pain relief, other electrotherapy and orthopedic products and the related supplies. Empi was facing a challenging regulatory and compliance environment, decreasing reimbursement rates and remained below the level needed to reach adequate profitability within an economically justified period of time. Empi was part of our Recovery Sciences operating segment. For financial statement purposes, the results of the Empi business are reported within discontinued operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used in accounting for, among other things, contractual allowances, rebates, product returns, warranty obligations, allowances for doubtful accounts, valuation of inventories, self-insurance reserves, income taxes, loss contingencies, fair values of derivative instruments, fair values of long-lived assets and any related impairments, capitalization of costs associated with internally developed software and stock-based compensation. Actual results could differ from those estimates.

Basis of Presentation

Basis of Presentation

We consolidate the results of operations of our 50% owned subsidiary, Medireha GmbH (Medireha), and reflect the 50% share of results not owned by us as non-controlling interests in our Consolidated Statements of Operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

Basis of Presentation

The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated. We consolidate the results of operations of our 50% owned subsidiary, Medireha GmbH (Medireha), and reflect the 50% share of results not owned by us as noncontrolling interests in our Consolidated Statements of Operations. We maintain control of Medireha through certain rights that enable us to prohibit certain business activities that are not consistent with our plans for the business and provide us with exclusive distribution rights for products manufactured by Medireha.

Reclassifications

Reclassifications

Certain reclassifications have been made to prior year amounts to conform to the current year presentation. The reclassifications were not material to the Consolidated Financial Statements.

Cash and Cash Equivalents

Cash and Cash Equivalents. Cash consists of deposits with financial institutions. We consider all short-term, highly liquid investments and investments in money market funds and commercial paper with remaining maturities of less than three months at the time of purchase to be cash equivalents. While our cash and cash equivalents are on deposit with high-quality institutions, such deposits exceed Federal Deposit Insurance Corporation insured limits.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts. Accounts receivable are recorded at the invoiced amount and do not bear interest. The company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to pay amounts due. Management analyzes accounts receivable based on historical collection rates and bad debts write-offs, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. Account balances are charged off against the allowance when the company believes it is probable the receivable will not be recovered.

Sales Returns and Allowances

Sales Returns and Allowances. We make estimates of the amount of sales returns and allowances that will eventually be incurred. Management analyzes sales programs that are in effect, contractual arrangements, market acceptance and historical trends when evaluating the adequacy of sales returns and allowance accounts. We estimate contractual discounts and allowances for reimbursement amounts from our third party payor customers based on negotiated contracts and historical experience.

Inventories

Inventories. Inventories are valued at the lower of cost or market. We use standard cost methodology to determine cost basis for our inventories. This methodology approximates actual cost on a first-in, first-out basis. We establish reserves for slow moving and excess inventory, product obsolescence, shrinkage and other valuation allowances based on future demand and historical experience to make corresponding adjustments to the carrying value of these inventories to reflect the lower of cost or market value.

Property and Equipment

Property and Equipment. Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets that range from three to 25 years. Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. We capitalize surgical implant instruments that we provide to surgeons, free of charge, for use while implanting our products and the related depreciation expense is recorded as a component of Selling, general and administrative expense. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

Software Developed For Internal Use

Software Developed For Internal Use. Software is stated at cost less accumulated amortization and is amortized on a straight-line basis over estimated useful lives ranging from three to ten years. We capitalize costs of internally developed software during the development stage, including external consulting costs, cost of software licenses, and internal payroll and payroll-related costs for employees who are directly associated with a software project. Software assets are reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Upgrades and enhancements are capitalized if they result in added functionality. Amortization expense related to internally developed software was $1.7 million, $2.0 million, and $1.9 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, we had $6.8 million and $8.5 million respectively, of unamortized internally developed software costs included within property and equipment in our Consolidated Balance Sheets.

Intangible Assets and Amortization

Intangible Assets and Amortization. Our primary intangible assets are goodwill, customer relationships, patents and technology and trademarks and trade names. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in business combinations. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with definite lives are amortized over their respective estimated useful lives and reviewed for impairment when circumstances warrant.

We evaluate the carrying value of goodwill and indefinite life intangible assets annually on the first day of the fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable. We evaluate the carrying value of finite life intangible assets whenever events or circumstances indicate the carrying value may not be recoverable. Significant assumptions are required to estimate the fair value of goodwill and intangible assets, most notably estimated future cash flows generated by these assets. As such, these fair valuation measurements use significant unobservable inputs, which are inputs that are classified as Level 3 in the fair value hierarchy. Changes to these assumptions could require us to record impairment charges on these assets.

Self Insurance

Self Insurance. We are partially self-insured for certain employee health benefits and product liability claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Revenue Recognition

Revenue Recognition. Revenues are recognized when they are realized or realizable, and are earned. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which is on the date of shipment or the date of receipt by the customer. We include amounts billed to customers for freight in revenue.

We recognize revenue, both rental and purchase, for products sold directly to patients or their third party insurance payors, when our product has been dispensed or shipped to the patient and the patient’s insurance has been verified.

We record revenues from sales or our surgical implant products when the products are used in a surgical procedure (implanted in a patient).

We reduce revenue by estimates of potential future product returns and other allowances. Revenues are also reduced by rebates related to sales transacted through distribution agreements that provide the distributors with a right to return inventory or take certain pricing adjustments based on sales mix or volume. Provisions for product returns and other allowances are recorded as a reduction to revenue in the period sales are recognized.

Cost of Sales

Cost of Sales. Cost of sales is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experiences and known product issues, if any.

A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$1,942	$1,847	$1,488
Amount charged to expense for estimated warranty costs	1,517	1,788	1,138
Deductions for actual costs incurred	(1,765)	(1,693)	(779)

Balance, end of year	$1,694	$1,942	$1,847

Selling General and Administrative Expense

Selling, General and Administrative Expense. Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, administrative and other indirect overhead costs, depreciation expense on non-manufacturing assets and other miscellaneous operating items. Advertising costs are charged to expense as incurred. For the years ended December 31, 2015, 2014 and 2013, advertising costs were $3.9 million, $4.7 million, and $6.4 million, respectively.

Research and Development

Research and Development. The company conducts research and development activities to broaden our product offering and for improvement of existing products or manufacturing processes. Research and development costs include employee compensation and benefits, consultants, facilities related costs, material costs, depreciation and travel. Research and development costs are expensed as incurred.

Other Expense, Net		Other Expense, Net. Other expense, net, primarily includes net realized and unrealized foreign currency transaction gains and losses.
Stock Based Compensation

Stock Based Compensation. We maintain a stock option plan under which stock options of our indirect parent, DJO, have been granted to both employees and non-employees. All share based payments to employees are recognized in the financial statements based on their grant date fair values and our estimates of forfeitures. We amortize stock-based compensation for service-based awards granted on a straight-line basis over the requisite service (vesting) period for the entire award. Other awards vest upon the achievement of certain pre-determined performance targets, and compensation expense is recognized to the extent the achievement of the performance targets is deemed probable.

Income Taxes

Income Taxes. Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized and measured using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which those temporary differences are expected to be recognized. Net deferred tax assets are then reduced by a valuation allowance if we believe it more-likely-than-not such net deferred tax assets will not be realized.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions. We translate the financial statements of each foreign subsidiary with a functional currency other than the United States dollar into the United States dollar for consolidation using end-of-period exchange rates for assets and liabilities and average exchange rates during each reporting period for results of operations. Net gains or losses resulting from the translation of foreign financial statements and the effect of exchange rate changes on intercompany receivables and payables of a long-term investment nature are recorded, net of applicable income taxes, as a component of other comprehensive income (loss) in our Consolidated Statement of Comprehensive Loss. Cash flows from our operations in foreign countries are translated at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in our Consolidated Statements of Cash Flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our Consolidated Balance Sheets related to such transactions result in transaction gains and losses that are reflected in our Consolidated Statements of Operations as either unrealized (based on the applicable period end translation) or realized (upon settlement of the transactions). For the years ended December 31, 2015, 2014 and 2013, foreign transaction (losses) gains were $(7.3) million, $(5.3) million, and $(1.5) million, respectively.

Derivative Financial Instruments

Derivative Financial Instruments. All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them.

We make use of debt financing as a source of funds and are therefore exposed to interest rate fluctuations in the normal course of business. Our credit facilities are subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging interest rate on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. We have designated these interest rate cap agreements as cash flow hedges for accounting purposes. Therefore, changes in the fair values of the derivative are recorded in accumulated other comprehensive income (loss) and are subsequently recognized in earnings when the hedged item affects earnings.

We use foreign exchange forward contracts to hedge expense commitments that are denominated in currencies other than the U.S. dollar. The purpose of our foreign currency hedging activities is to fix the dollar value of specific commitments and payments to foreign vendors. Before acquiring a derivative instrument to hedge a specific risk, potential natural hedges are evaluated. While our foreign exchange contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our Consolidated Statements of Operations.

The fair value of our derivative instruments has been determined through the use of models that consider various assumptions, including time value and other relevant economic measures, which are inputs that are classified as Level 2 in the fair value hierarchy (see Notes 10 and 11).

Comprehensive Income (Loss)

Comprehensive Income (Loss). Comprehensive income (loss) includes net income (loss) as per our Consolidated Statement of Operations and other comprehensive income (loss). Other comprehensive income (loss), which is comprised of unrealized gains and losses on foreign currency translation adjustments, net of tax, is included in our Consolidated Statement of Comprehensive Loss.

Concentration of Credit Risk

Concentration of Credit Risk. We sell the majority of our products in the United States to orthopedic professionals, hospitals, distributors, specialty dealers, insurance companies, managed care companies and certain governmental payors such as Medicare. International sales comprised 26.6%, 29.9%, and 29.3% of our net sales for the years ended December 31, 2015, 2014 and 2013, respectively. International sales are generated from a diverse group of customers through our wholly owned subsidiaries and certain independent distributors. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required. We provide a reserve for estimated bad debts. Management reviews and revises its estimates for credit losses from time to time and such credit losses have generally been within management’s estimates. In each of the years ended December 31, 2015, 2014 and 2013, we had no individual customer or distributor that accounted for 10% or more of our total annual net sales.

Fair Value of Financial Instruments

Fair Value of Financial Instruments. The carrying amounts of our short-term financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate fair values due to their short-term nature. See Note 12 for information concerning the fair value of our variable and fixed rate debt.

Recent Accounting Standards

Recent Accounting Standards

In May 2014, the FASB issued an accounting standards update related to revenue from contracts with customers. The new standard provides a five-step approach to be applied to all contracts with customers. The accounting standards update also requires expanded disclosures about revenue recognition. On July 9, 2015, the FASB decided to defer the effective date of the standard. The guidance is now effective for fiscal years beginning after December 15, 2017 and interim periods within that reporting period. Early adoption is permitted as early as the original effective date of December 15, 2016. The Company is currently evaluating the new guidance to determine the impact it may have on its consolidated financial statements.

In April 2015, the FASB issued an accounting standards update related to the presentation of debt issuance costs. The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. The guidance is effective for annual and interim periods beginning after December 15, 2015. Early application is permitted. The Company has early adopted this update and the impact is reflected in the current and prior periods presented.

In April 2015, the FASB issued an accounting standards update related to internal-use software. The standard provides guidance to clarify the customer’s accounting for fees paid in a cloud computing arrangement. The guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company adopted this ASU with prospective application in the first quarter of 2016. Adoption of this new guidance did not have a material effect on the Company’s financial statements.

In July 2015, the FASB issued an accounting standards update which requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This guidance does not apply to inventory that is measured using last-in, first-out (LIFO). The guidance is effective for annual and interim periods beginning after December 15, 2016. Early adoption is permitted. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

In September 2015, the FASB issued an accounting standards update which eliminates the requirement for an acquirer in a business combination to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. The new guidance also sets forth new disclosure requirements related to the adjustments. The guidance is effective for annual and interim periods beginning after December 15, 2015. Early adoption is permitted. Adoption of this new guidance did not have a material effect on the Company’s financial statements.

In November 2015, the FASB issued an accounting standards update which requires all deferred income taxes be presented on the balance sheet as noncurrent. The new guidance is intended to simplify financial reporting by eliminating the requirement to classify deferred taxes between current and noncurrent. The guidance is effective for annual and interim periods beginning after December 15, 2016. The Company has early adopted this update and the impact is reflected prospectively in the Company’s financial statements.

In January 2016, the FASB issued an accounting standards update which affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. This guidance retains the current accounting for classifying and measuring investments in debt securities and loans but requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. The guidance also changes the accounting for investments without a readily determinable fair value and that do not qualify for the practical expedient permitted by the guidance to estimate fair value. A policy election can be made for these investments whereby estimated fair value may be measured at cost and adjusted in subsequent periods for any impairment or changes in observable prices of identical or similar investments. The guidance is effective for annual periods beginning after December 15, 2017. Early adoption is permitted. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

In February 2016, the FASB issued an accounting standards update which affects the accounting for leases. The guidance requires lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. The amendment also will require qualitative and quantitative disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. The guidance is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted. We are still assessing the impact of adoption on our consolidated financial statements.

In March 2016, the FASB issued an accounting standards update which affects the accounting for employee share-based payments. The standard is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. The guidance is effective for interim and annual reporting periods beginning after beginning after December 15, 2016. Early adoption is permitted. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

Recent Accounting Standards.

In May 2014, the FASB issued an accounting standards update related to revenue from contracts with customers. The new standard provides a five-step approach to be applied to all contracts with customers. The accounting standards update also requires expanded disclosures about revenue recognition. On July 9, 2015, the FASB decided to defer the effective date of the standard. The guidance is now effective for fiscal years beginning after December 15, 2017 and interim periods within that reporting period. Early adoption is permitted as early as the original effective date of December 15, 2016. The Company is currently evaluating the new guidance to determine the impact it may have to its consolidated financial statements.

In April 2015, the FASB issued an accounting standards update related to the presentation of debt issuance costs. The standard requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts. The guidance is effective for annual and interim periods beginning after December 15, 2015. Early application is permitted. The Company has early adopted this update and the impact is reflected in the current and prior periods presented.

In April 2015, the FASB issued an accounting standards update related to internal-use software. The standard provides guidance to clarify the customer’s accounting for fees paid in a cloud computing arrangement. The guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

In July 2015, the FASB issued an accounting standards update which requires an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This guidance does not apply to inventory that is measured using last-in, first-out (LIFO). The guidance is effective for annual and interim periods beginning after December 15, 2016. Early adoption is permitted. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

In September 2015, the FASB issued an accounting standards update which eliminates the requirement for an acquirer in a business combination to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. The new guidance also sets forth new disclosure requirements related to the adjustments. The guidance is effective for annual and interim periods beginning after December 15, 2015. Early adoption is permitted. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

In November 2015, the FASB issued an accounting standards update which requires all deferred income taxes be presented on the balance sheet as noncurrent. The new guidance is intended to simplify financial reporting by eliminating the requirement to classify deferred taxes between current and noncurrent. The guidance is effective for annual and interim periods beginning after December 15, 2016. The Company has early adopted this update and the impact is reflected prospectively in the Company’s financial statements.

In January 2016, the FASB issued an accounting standards update which affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. This guidance retains the current accounting for classifying and measuring investments in debt securities and loans, but requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. The guidance also changes the accounting for investments without a readily determinable fair value and that do not qualify for the practical expedient permitted by the guidance to estimate fair value. A policy election can be made for these investments whereby estimated fair value may be measured at cost and adjusted in subsequent periods for any impairment or changes in observable prices of identical or similar investments. The guidance is effective for annual periods beginning after December 15, 2017. Early application is permitted. Adoption of this new guidance is not expected to have a material effect on the Company’s financial statements.

In February 2016, the FASB issued an accounting standards update which affects the accounting for leases. The guidance requires lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. The amendment also will require qualitative and quantitative disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. The guidance is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted. We are still assessing the impact of adoption on our consolidated financial statements.

Interim Reporting

Interim Reporting

The accompanying Unaudited Condensed Consolidated Financial Statements include our accounts and all voting interest entities where we exercise a controlling financial interest through the ownership of a direct or indirect majority voting interest. All significant intercompany accounts and transactions have been eliminated in consolidation. Our Unaudited Condensed Consolidated Financial Statements have been prepared in accordance with GAAP and with the instructions to Form 10–Q and Article 10 of Regulation S–X for interim financial information. Accordingly, these financial statements do not include all of the information required by GAAP or Securities and Exchange Commission (SEC) rules and regulations for complete annual financial statements. In the opinion of management, these financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results of operations for the interim periods presented. The results of operations for any interim period are not necessarily indicative of results for the full year. These Unaudited Condensed Consolidated Financial Statements should be read in conjunction with our consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2015.

The Company operates on a manufacturing calendar. Each quarter consists of thirteen weeks, two four week and one five week period. Our first quarters may have more or fewer shipping days from year to year based on the days of week holidays fall. The first half of 2016 had more shipping days than in the first half of 2015.